PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
ASSETS
Amounts due from related parties		$ 2,862	$ 394,582
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Total Assets		$ 77,962,870	$ 56,708,389
Shareholders' Equity
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 35,728,625 and 35,728,625 shares issued,25,555,096 and 25,555,096 shares outstanding as of December 31, 2024 and 2023, respectively	[1]	2,556	2,556
Preferred shares, $0.0001 par value; 290,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2024; none authorized, issued and outstanding as of December 31,2023		29
Additional paid-in capital	[1]	11,441,712	18,850,677
Retained earnings		26,764,751	14,394,167
Accumulated other comprehensive loss		(3,141,061)	(2,005,122)
Total Shareholders' Equity		39,659,138	35,750,644
Total Liabilities and Shareholders' Equity		77,962,870	56,708,389
Parent | Reportable legal entity
ASSETS
Amounts due from related parties		$ 2,941	$ 2,941
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Investments in subsidiaries		$ 39,656,197	$ 35,747,703
Total Assets		39,659,138	35,750,644
Shareholders' Equity
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 35,728,625 and 35,728,625 shares issued,25,555,096 and 25,555,096 shares outstanding as of December 31, 2024 and 2023, respectively	[2]	2,556	2,556
Preferred shares, $0.0001 par value; 290,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2024; none authorized, issued and outstanding as of December 31,2023		29
Additional paid-in capital	[2]	11,441,712	18,850,677
Retained earnings		31,355,902	18,902,533
Accumulated other comprehensive loss		(3,141,061)	(2,005,122)
Total Shareholders' Equity		39,659,138	35,750,644
Total Liabilities and Shareholders' Equity		$ 39,659,138	$ 35,750,644

[1]	Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).
[2]	Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).